Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net assets (liabilities) [abstract]
Derivative financial assets	£ 256,636		£ 302,446
Derivative financial liabilities	247,034		£ 300,775
(Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	15,001
Ending balance, financial assets	14,042
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(6,622)
Ending balance, financial liabilities	(5,929)
Recurring fair value measurement | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	8,379	£ 10,010
Purchases, fair value measurement, assets (liabilities) net	3,904	4,594
Sales, fair value measurement, assets (liabilities) net	(3,407)	(3,252)
Issues, fair value measurement, assets (liabilities) net	0	(3)
Settlements, fair value measurement, assets (liabilities) net	(845)	(1,028)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	2	(4)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	459	507
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	101	(432)
Ending balance, assets (liabilities)	8,113	10,934
Derivative financial assets	3,657	7,748
Derivative financial liabilities	5,600	8,932
Recurring fair value measurement | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(591)	548
Recurring fair value measurement | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	111	(6)
Recurring fair value measurement | Investment property | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	10	13
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(2)	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	2
Transfers out of Level 3 of fair value hierarchy, assets	0	(2)
Ending balance, financial assets	8	10
Recurring fair value measurement | Investment property | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	(2)
Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(1,770)	(834)
Purchases, fair value measurement, assets (liabilities) net	(423)	(688)
Sales, fair value measurement, assets (liabilities) net	1	10
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	54	(361)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	53	302
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	476	(33)
Ending balance, assets (liabilities)	(1,943)	(1,184)
Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(336)	418
Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	2	2
Trading portfolio liabilities | Recurring fair value measurement | (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(28)	0
Purchases, fair value measurement, liabilities	(3)	0
Sales, fair value measurement, liabilities	14	0
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	7	0
Ending balance, financial liabilities	(17)	0
Trading portfolio liabilities | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(7)	0
Trading portfolio liabilities | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(355)	(362)
Purchases, fair value measurement, liabilities	0	0
Sales, fair value measurement, liabilities	0	1
Issues, fair value measurement, liabilities	0	(3)
Settlements, fair value measurement, liabilities	98	0
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(78)	(22)
Transfers out of Level 3 of fair value hierarchy, liabilities	18	25
Ending balance, financial liabilities	(312)	(369)
Financial liabilities designated at fair value | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	7	(10)
Financial liabilities designated at fair value | Recurring fair value measurement | (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(2)	2
Asset backed securities | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	767
Ending balance, financial assets	562
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(24)
Ending balance, financial liabilities	0
Interest rate derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,613
Ending balance, financial assets	916
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(1,615)
Ending balance, financial liabilities	(1,269)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(2)	(206)
Purchases, fair value measurement, assets (liabilities) net	9	18
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	33	10
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	21	300
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(297)	(10)
Ending balance, assets (liabilities)	(353)	381
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(121)	268
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	4	1
Foreign exchange derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	144
Ending balance, financial assets	151
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(143)
Ending balance, financial liabilities	(129)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	1	(7)
Purchases, fair value measurement, assets (liabilities) net	0	0
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	58	(12)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	3	5
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(34)	(8)
Ending balance, assets (liabilities)	22	67
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(6)	89
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Credit derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	196
Ending balance, financial assets	100
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(351)
Ending balance, financial liabilities	(364)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(155)	198
Purchases, fair value measurement, assets (liabilities) net	(117)	(258)
Sales, fair value measurement, assets (liabilities) net	2	11
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(5)	(376)
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	1	2
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(1)	8
Ending balance, assets (liabilities)	(264)	(263)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	12	151
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(1)	1
Equity derivatives | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,498
Ending balance, financial assets	2,490
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(4,112)
Ending balance, financial liabilities	(3,838)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(1,614)	(819)
Purchases, fair value measurement, assets (liabilities) net	(315)	(448)
Sales, fair value measurement, assets (liabilities) net	(1)	(1)
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(32)	17
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	28	(5)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	808	(23)
Ending balance, assets (liabilities)	(1,348)	(1,369)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(221)	(90)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Gains (losses) recognised in profit or loss, fair value measurement, assets (liabilities) net	(1)	0
Corporate debt | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	698
Ending balance, financial assets	981
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(3)
Ending balance, financial liabilities	(38)
Non-asset backed loans | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	6,394
Ending balance, financial assets	6,338
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Equity cash products | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	542
Ending balance, financial assets	402
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Private equity investments | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	873
Ending balance, financial assets	979
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(14)
Ending balance, financial liabilities	(16)
Other | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,258
Ending balance, financial assets	1,123
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(168)
Ending balance, financial liabilities	(114)
Trading portfolio assets | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,863	2,264
Purchases, fair value measurement, assets	1,071	2,250
Sales, fair value measurement, assets	(529)	(968)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(135)	(80)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	398	178
Transfers out of Level 3 of fair value hierarchy, assets	(175)	(352)
Ending balance, financial assets	2,552	3,078
Trading portfolio assets | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	59	(214)
Trading portfolio assets | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	686	656
Purchases, fair value measurement, assets	112	249
Sales, fair value measurement, assets	(294)	(224)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(76)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	43	41
Transfers out of Level 3 of fair value hierarchy, assets	(48)	(11)
Ending balance, financial assets	489	623
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(10)	(12)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	151	120
Purchases, fair value measurement, assets	305	25
Sales, fair value measurement, assets	(87)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	40	4
Transfers out of Level 3 of fair value hierarchy, assets	(11)	(17)
Ending balance, financial assets	423	106
Trading portfolio assets | Corporate debt | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	25	(26)
Trading portfolio assets | Corporate debt | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	709	974
Purchases, fair value measurement, assets	620	1,926
Sales, fair value measurement, assets	(131)	(740)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(84)	(4)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	124	97
Transfers out of Level 3 of fair value hierarchy, assets	(106)	(320)
Ending balance, financial assets	1,145	1,822
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	13	(111)
Trading portfolio assets | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Equity cash products | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	214	392
Purchases, fair value measurement, assets	13	2
Sales, fair value measurement, assets	(17)	(4)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	29	28
Transfers out of Level 3 of fair value hierarchy, assets	(9)	(4)
Ending balance, financial assets	262	347
Trading portfolio assets | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	32	(67)
Trading portfolio assets | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Other | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	103	122
Purchases, fair value measurement, assets	21	48
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(51)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	162	8
Transfers out of Level 3 of fair value hierarchy, assets	(1)	0
Ending balance, financial assets	233	180
Trading portfolio assets | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(1)	2
Trading portfolio assets | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	8,506	8,500
Purchases, fair value measurement, assets	3,255	2,953
Sales, fair value measurement, assets	(2,891)	(2,293)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(857)	(430)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	86	47
Transfers out of Level 3 of fair value hierarchy, assets	(119)	(70)
Ending balance, financial assets	7,777	9,052
Financial assets at fair value through the income statement | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(314)	353
Financial assets at fair value through the income statement | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	111	(8)
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	5,580	5,494
Purchases, fair value measurement, assets	698	1,050
Sales, fair value measurement, assets	(299)	(270)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(687)	(410)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	69	0
Transfers out of Level 3 of fair value hierarchy, assets	(48)	(58)
Ending balance, financial assets	5,194	6,187
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(119)	381
Financial assets at fair value through the income statement | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	326	835
Purchases, fair value measurement, assets	160	14
Sales, fair value measurement, assets	(194)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	140	799
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(171)	(22)
Financial assets at fair value through the income statement | Equity cash products | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	18	(28)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	874	900
Purchases, fair value measurement, assets	106	19
Sales, fair value measurement, assets	(9)	(6)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(8)	(2)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	23
Transfers out of Level 3 of fair value hierarchy, assets	(71)	(12)
Ending balance, financial assets	979	880
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(5)	2
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	92	(44)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,726	1,271
Purchases, fair value measurement, assets	2,291	1,870
Sales, fair value measurement, assets	(2,389)	(2,017)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(162)	(18)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	16	24
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1,464	1,186
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(19)	(8)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	1	64
Assets at fair value through other comprehensive income | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	153	429
Purchases, fair value measurement, assets	4	79
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(5)	(157)
Total gains or losses recognised in OCI, assets	2	(4)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(106)	0
Ending balance, financial assets	48	347
Assets at fair value through other comprehensive income | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	1
Assets at fair value through other comprehensive income | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	47	86
Purchases, fair value measurement, assets	4	0
Sales, fair value measurement, assets	0	(1)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(5)	0
Total gains or losses recognised in OCI, assets	2	(1)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	48	85
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	1
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	106	343
Purchases, fair value measurement, assets	0	79
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(157)
Total gains or losses recognised in OCI, assets	0	(3)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(106)	0
Ending balance, financial assets	0	262
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Non-asset backed loans | Recurring fair value measurement | (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0